CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 2,004			$ 4,475				$ 4,594
Restricted cash	468			467				11,562
Accounts receivable, net of allowance of $140 and $1,568, respectively	30,514			22,724				26,060
Contract assets	12,377			8,218				11,487
Other current assets	3,653			1,735				4,006
Total current assets	49,016			37,619				85,631
Property, plant and equipment, net	285			335				1,712
Goodwill	35,400			35,400				35,400
Intangible assets, net	12,500			12,500				12,500
Other long-term assets	8,752			1,650				573
Total assets	105,953			87,504				135,816
Current liabilities:
Accounts payable	10,969			2,953				5,080
Accrued compensation and benefits	9,233			10,859				7,481
Contract liabilities	5,317			3,278				7,049
Short-term borrowings				3,274
Current portion of long-term debt	700			525
Other current liabilities	9,807			5,518				5,552
Total current liabilities	40,266			27,047				53,964
Long-term debt, net	32,738			32,978				24,304
Deferred tax liabilities				2,682				9,921
Other long-term liabilities	4,736			1,396				2,390
Total liabilities	84,820			69,291				93,689
Commitments and contingencies (Note 10 and 14)
Stockholders' equity:
Common stock, $0.01 par value, 170,000,000 shares authorized and 19,767,605 and 19,360,026 shares issued, respectively, and 18,660,218 and 17,946,386 shares outstanding, respectively	198			197				193
Paid-in capital	81,380			80,424				78,910
Retained earnings (deficit)	(60,409)			(62,397)				(36,962)
Treasury stock, at par (1,107,387 and 1,413,640 common shares, respectively)	(9)			(11)				(14)
Total stockholders' equity	21,133	$ 21,246	$ 18,821	18,213	$ 18,311	$ 31,564	$ 38,706	42,127	$ 87,134
Total liabilities and stockholders' equity	105,953			87,504				135,816
Discontinued operations, held-for-sale or disposed of by sale
Current assets:
Current assets of discontinued operations								27,922
Current liabilities:
Current liabilities of discontinued operations	342			640				28,802
Long-term liabilities of discontinued operations	$ 4,466			$ 5,188				$ 3,110